Credit risk management (Tables)	12 Months Ended
Sep. 30, 2022
Credit risk management
Schedule of high level CRGs and corresponding external rating

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to the Group’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
Weak/default/non-performing	G	Substandard/Default
	H	Default

Summary of credit concentrations for each significant class of financial asset

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 17)
●
61% (2021: 42%) were issued by financial institutions for the Group;

63% (2021: 44%) for the Parent Entity.

●
33% (2021: 53%) were issued by government or semi-government authorities for the Group;

32% (2021: 52%) for the Parent Entity.

●
76% (2021: 67%) were held in Australia by the Group;

82% (2021: 74%) by the Parent Entity.

Investment securities (Note 18)
●
17% (2021: 18%) were issued by financial institutions for the Group;

18% (2021: 19%) for the Parent Entity.

●
82% (2021: 81%) were issued by government or semi-government authorities for both the Group and the Parent Entity.
●
91% (2021: 92%) were held in Australia by the Group;

98% (2021: 99%) by the Parent Entity.

Loans (Note 10)	● The table below provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 21)	● 84% (2021: 78%) were issued by financial institutions for both the Group and the Parent Entity. ● 79% (2021: 80%) were held in Australia by the Group; 80% (2021: 81%) by the Parent Entity.

Schedule of gross credit risk

		2022				2021
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Consolidated		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	7,984	12	1,682	9,678	7,658	13	1,294	8,965
Agriculture, forestry and fishing	11,291	62	2,661	14,014	10,501	32	2,367	12,900
Construction	6,608	82	3,830	10,520	6,214	16	3,718	9,948
Finance and insurance	22,877	133,790	11,403	168,070	16,026	86,412	9,664	112,102
Government, administration and defence	653	63,965	1,479	66,097	957	72,343	1,327	74,627
Manufacturing	9,425	1,539	6,063	17,027	8,067	570	6,351	14,988
Mining	2,819	446	3,610	6,875	3,003	158	3,527	6,688
Property	53,104	588	12,238	65,930	45,645	435	12,792	58,872
Property services and business services	12,959	126	6,653	19,738	11,248	100	6,544	17,892
Services	11,171	88	8,954	20,213	9,918	437	8,058	18,413
Trade	14,046	522	7,578	22,146	13,165	1,171	9,535	23,871
Transport and storage	8,738	819	5,610	15,167	7,681	777	5,734	14,192
Utilities	6,381	798	4,320	11,499	5,445	937	5,206	11,588
Retail lending	477,314	659	87,417	565,390	467,218	481	86,570	554,269
Other	5,480	952	1,970	8,402	6,048	821	2,160	9,029
Total Australia	650,850	204,448	165,468	1,020,766	618,794	164,703	164,847	948,344
New Zealand
Accommodation, cafes and restaurants	309	1	79	389	389	1	49	439
Agriculture, forestry and fishing	8,555	25	614	9,194	9,371	29	724	10,124
Construction	423	1	390	814	438	2	481	921
Finance and insurance	3,727	17,608	1,643	22,978	3,344	13,787	1,984	19,115
Government, administration and defence	138	6,066	665	6,869	145	6,919	767	7,831
Manufacturing	1,783	1,512	1,243	4,538	1,608	80	1,525	3,213
Mining	191	9	82	282	202	3	53	258
Property	6,530	569	1,244	8,343	6,840	625	1,239	8,704
Property services and business services	873	216	614	1,703	1,052	40	578	1,670
Services	1,356	16	1,195	2,567	1,683	24	1,105	2,812
Trade	2,515	47	1,178	3,740	2,172	32	1,368	3,572
Transport and storage	981	77	609	1,667	1,129	129	919	2,177
Utilities	1,243	495	1,205	2,943	1,341	435	1,599	3,375
Retail lending	57,344	62	12,733	70,139	59,341	53	13,249	72,643
Other	156	70	148	374	192	45	179	416
Total New Zealand	86,124	26,774	23,642	136,540	89,247	22,204	25,819	137,270
Other overseas
Accommodation, cafes and restaurants	116	-	10	126	116	-	9	125
Agriculture, forestry and fishing	1	-	1	2	10	-	2	12
Construction	34	-	122	156	51	-	111	162
Finance and insurance	2,508	23,940	3,703	30,151	1,402	16,106	2,192	19,700
Government, administration and defence	1	3,465	-	3,466	1	3,316	-	3,317
Manufacturing	523	1	2,524	3,048	580	-	2,745	3,325
Mining	74	-	693	767	339	-	805	1,144
Property	397	1	30	428	363	-	29	392
Property services and business services	728	27	536	1,291	946	41	497	1,484
Services	100	-	672	772	40	1	756	797
Trade	1,257	2	2,380	3,639	1,130	1	1,911	3,042
Transport and storage	468	1	209	678	504	11	237	752
Utilities	232	-	33	265	413	-	74	487
Retail lending	393	3	33	429	407	2	29	438
Other	47	146	43	236	30	129	28	187
Total other overseas	6,879	27,586	10,989	45,454	6,332	19,607	9,425	35,364
Total gross credit risk	743,853	258,808	200,099	1,202,760	714,373	206,514	200,091	1,120,978

Note 12. Credit risk management (continued)

		2022				2021
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Parent Entity		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	7,950	12	1,682	9,644	7,613	13	1,294	8,920
Agriculture, forestry and fishing	11,245	62	2,661	13,968	10,446	32	2,367	12,845
Construction	6,181	82	3,830	10,093	5,757	16	3,718	9,491
Finance and insurance[1]	22,830	181,688	11,403	215,921	15,969	126,936	9,664	152,569
Government, administration and defence	651	63,965	1,479	66,095	954	72,343	1,327	74,624
Manufacturing	9,284	1,538	6,063	16,885	7,913	570	6,351	14,834
Mining	2,796	446	3,610	6,852	2,979	157	3,527	6,663
Property	53,052	588	12,238	65,878	45,598	435	12,792	58,825
Property services and business services	12,631	125	6,653	19,409	10,815	100	6,544	17,459
Services	10,974	88	8,954	20,016	9,677	437	8,058	18,172
Trade	13,897	522	7,578	21,997	12,997	1,171	9,535	23,703
Transport and storage	8,508	819	5,610	14,937	7,394	775	5,734	13,903
Utilities	6,359	797	4,320	11,476	5,422	937	5,206	11,565
Retail lending	477,288	656	87,414	565,358	467,153	478	86,558	554,189
Other	5,034	789	1,964	7,787	5,556	595	2,157	8,308
Total Australia[1]	648,680	252,177	165,459	1,066,316	616,243	204,995	164,832	986,070
New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-	-	-
Agriculture, forestry and fishing	7	3	3	13	6	16	4	26
Construction	3	-	34	37	2	1	34	37
Finance and insurance	-	11,765	100	11,865	-	8,413	105	8,518
Government, administration and defence	-	1,165	2	1,167	-	1,605	7	1,612
Manufacturing	45	1,285	59	1,389	67	80	64	211
Mining	-	8	-	8	-	3	-	3
Property	-	120	1	121	-	112	-	112
Property services and business services	11	214	15	240	10	39	16	65
Services	-	12	4	16	-	22	1	23
Trade	422	44	193	659	298	30	159	487
Transport and storage	1	10	21	32	1	26	53	80
Utilities	-	292	62	354	-	305	80	385
Retail lending	-	1	-	1	-	1	-	1
Other	-	-	1	1	-	1	1	2
Total New Zealand	489	14,919	495	15,903	384	10,654	524	11,562
Other overseas
Accommodation, cafes and restaurants	70	-	10	80	74	-	9	83
Agriculture, forestry and fishing	1	-	1	2	2	-	1	3
Construction	27	-	115	142	45	-	110	155
Finance and insurance	2,501	23,888	3,688	30,077	1,399	17,145	2,171	20,715
Government, administration and defence	-	2,357	-	2,357	1	2,464	-	2,465
Manufacturing	519	1	2,470	2,990	576	-	2,687	3,263
Mining	43	-	690	733	319	-	802	1,121
Property	191	-	11	202	180	-	11	191
Property services and business services	705	27	532	1,264	886	41	495	1,422
Services	82	-	671	753	19	-	754	773
Trade	1,142	2	2,228	3,372	1,016	1	1,761	2,778
Transport and storage	406	1	201	608	436	11	230	677
Utilities	210	-	14	224	390	-	53	443
Retail lending	312	-	30	342	324	-	28	352
Other	35	145	17	197	21	128	13	162
Total other overseas	6,244	26,421	10,678	43,343	5,688	19,790	9,125	34,603
Total gross credit risk[1]	655,413	293,517	176,632	1,125,562	622,315	235,439	174,481	1,032,235

1.	Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.

Schedule of credit quality of gross credit risk exposures

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements apply. The credit quality is determined by reference to the credit risk ratings system (refer to Note 12.2) and expectations of future economic conditions under multiple scenarios.

Consolidated		2022				2021
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	393,754	41,790	-	435,544	398,043	21,165	-	419,208
Good/satisfactory	36,862	35,581	-	72,443	55,631	17,851	-	73,482
Weak	1,916	10,133	3,916	15,965	3,245	12,659	5,461	21,365
Total loans - housing	432,532	87,504	3,916	523,952	456,919	51,675	5,461	514,055
Loans - personal
Strong	4,961	99	-	5,060	4,608	69	-	4,677
Good/satisfactory	6,903	1,056	-	7,959	8,780	1,327	-	10,107
Weak	232	433	213	878	310	539	286	1,135
Total loans - personal	12,096	1,588	213	13,897	13,698	1,935	286	15,919
Loans - business
Strong	82,280	5,704	-	87,984	71,336	446	-	71,782
Good/satisfactory	87,770	23,018	-	110,788	93,457	10,674	-	104,131
Weak	84	4,031	3,117	7,232	175	4,562	3,749	8,486
Total loans - business	170,134	32,753	3,117	206,004	164,968	15,682	3,749	184,399
Debt securities
Strong	75,230	-	-	75,230	82,536	-	-	82,536
Good/satisfactory	-	77	-	77	-	48	-	48
Weak	-	774	-	774	-	559	-	559
Total debt securities[2]	75,230	851	-	76,081	82,536	607	-	83,143
Assets held for sale
Strong	20	-	-	20	206	-	-	206
Good/satisfactory	-	-	-	-	786	56	-	842
Weak	-	-	-	-	-	-	-	-
Total assets held for sale	20	-	-	20	992	56	-	1,048
All other financial assets
Strong	116,466	-	-	116,466	81,563	-	-	81,563
Good/satisfactory	596	-	-	596	386	-	-	386
Weak	37	-	-	37	30	-	-	30
Total all other financial assets	117,099	-	-	117,099	81,979	-	-	81,979
Undrawn credit commitments
Strong	150,424	7,235	-	157,659	153,712	1,546	-	155,258
Good/satisfactory	34,011	6,946	-	40,957	38,377	5,119	-	43,496
Weak	100	1,036	347	1,483	130	933	274	1,337
Total undrawn credit commitments[3]	184,535	15,217	347	200,099	192,219	7,598	274	200,091

Total strong	823,135	54,828	-	877,963	792,004	23,226	-	815,230
Total good/satisfactory	166,142	66,678	-	232,820	197,417	35,075	-	232,492
Total weak	2,369	16,407	7,593	26,369	3,890	19,252	9,770	32,912
Total on and off-balance sheet	991,646	137,913	7,593	1,137,152	993,311	77,553	9,770	1,080,634

1.	This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.
2.	Debt securities included $1,187 million (2021: $938 million) at amortised cost. $336 million (2021: $331 million) of these are classified as strong, $77 million (2021: $48 million) are classified as good/satisfactory and $774 million (2021: $559 million) are classified as weak.
3.	There is nil credit commitment on held for sale assets (2021: $828 million).

Details of collateral held in support of these balances are provided in Note 12.5.

Note 12. Credit risk management (continued)

Parent Entity		2022				2021
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	349,025	40,448	-	389,473	352,163	19,540	-	371,703
Good/satisfactory	30,966	32,458	-	63,424	47,301	16,725	-	64,026
Weak	1,646	9,545	3,587	14,778	2,925	12,186	5,064	20,175
Total loans - housing	381,637	82,451	3,587	467,675	402,389	48,451	5,064	455,904
Loans - personal
Strong	4,506	77	-	4,583	4,204	42	-	4,246
Good/satisfactory	6,582	950	-	7,532	8,386	1,178	-	9,564
Weak	178	334	198	710	231	400	258	889
Total loans - personal	11,266	1,361	198	12,825	12,821	1,620	258	14,699
Loans - business
Strong	70,028	5,284	-	75,312	59,224	393	-	59,617
Good/satisfactory	74,339	19,112	-	93,451	77,251	7,798	-	85,049
Weak	69	3,242	2,839	6,150	142	3,496	3,408	7,046
Total loans - business	144,436	27,638	2,839	174,913	136,617	11,687	3,408	151,712
Debt securities
Strong	69,944	-	-	69,944	77,741	-	-	77,741
Good/satisfactory	-	77	-	77	-	48	-	48
Weak	-	-	-	-	-	-	-	-
Total debt securities[2]	69,944	77	-	70,021	77,741	48	-	77,789
Assets held for sale
Strong	-	-	-	-	180	-	-	180
Good/satisfactory	-	-	-	-	786	56	-	842
Weak	-	-	-	-	-	-	-	-
Total assets held for sale	-	-	-	-	966	56	-	1,022
All other financial assets
Strong[3]	157,534	-	-	157,534	118,449	-	-	118,449
Good/satisfactory	427	-	-	427	273	-	-	273
Weak	31	-	-	31	26	-	-	26
Total all other financial assets[3]	157,992	-	-	157,992	118,748	-	-	118,748
Undrawn credit commitments
Strong	131,918	6,594	-	138,512	133,404	1,327	-	134,731
Good/satisfactory	30,953	5,814	-	36,767	34,365	4,242	-	38,607
Weak	79	945	329	1,353	97	796	250	1,143
Total undrawn credit commitments[4]	162,950	13,353	329	176,632	167,866	6,365	250	174,481

Total strong[3]	782,955	52,403	-	835,358	745,365	21,302	-	766,667
Total good/satisfactory	143,267	58,411	-	201,678	168,362	30,047	-	198,409
Total weak	2,003	14,066	6,953	23,022	3,421	16,878	8,980	29,279
Total on and off-balance sheet[3]	928,225	124,880	6,953	1,060,058	917,148	68,227	8,980	994,355

1.	This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.
2.	Debt securities included $79 million (2021: $50 million) at amortised cost. $2 million (2021: $2 million) of these are classified as strong, $77 million (2021: $48 million) are classified as good/satisfactory.
3.	Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.
4.	There is nil credit commitment on held for sale assets (2021: $828 million).

Details of collateral held in support of these balances are provided in Note 12.5.

Summary of collateral held

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

Note 12. Credit risk management (continued)

The Group and the Parent Entity’s loan portfolio have the following coverage from collateral held:

			2022					2021
	Housing	Personal	Business	Assets held		Housing	Personal	Business	Assets held
%	loans[1]	loans	loans	for sale	Total	loans[1]	loans	loans	for sale	Total
Performing loans
Consolidated
Fully secured	100.0	10.0	66.0	-	88.9	100.0	9.9	66.2	5.9	89.2
Partially secured	-	24.0	14.6	-	4.5	-	31.2	15.6	92.5	4.8
Unsecured	-	66.0	19.4	-	6.6	-	58.9	18.2	1.6	6.0
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	100.0	10.8	65.9	-	89.2	100.0	10.6	66.6	5.9	89.7
Partially secured	-	25.9	14.4	-	4.3	-	33.5	14.8	92.5	4.5
Unsecured	-	63.3	19.7	-	6.5	-	55.9	18.6	1.6	5.8
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing
loans
Consolidated
Fully secured	93.2	-	54.1	-	73.7	94.6	-	44.9	-	72.2
Partially secured	6.8	42.7	22.7	-	14.7	5.4	45.7	21.9	-	13.1
Unsecured	-	57.3	23.2	-	11.6	-	54.3	33.2	-	14.7
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	-	100.0
Parent Entity
Fully secured	93.2	-	56.7	-	74.8	94.7	-	47.1	-	73.3
Partially secured	6.8	44.4	22.2	-	14.5	5.3	47.8	21.2	-	12.8
Unsecured	-	55.6	21.1	-	10.7	-	52.2	31.7	-	13.9
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	-	100.0

1.	For the purpose of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case they may be classified as partially secured.

Details of the carrying value and associated provision for ECL are disclosed in Notes 10 and 11 respectively. The credit quality of loans is disclosed in Note 12.4.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Cash, primarily for derivatives	6,372	2,370	6,300	2,191
Securities under reverse repurchase agreements[2]	8,838	2,916	8,838	2,744
Securities under derivatives and stock borrowing[2]	58	9	58	9
Total other collateral held	15,268	5,295	15,196	4,944

2.	Securities received as collateral are not recognised in the Group and Parent Entity’s balance sheet.